Disclosures About Segments Of An Enterprise And Related Information (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting Information [Line Items]
Reconciliation Of Operating Income (Loss) To Adjusted EBITDA
(In thousands)	Competitive	RLEC	Total
For the year ended December 31, 2012
Operating income	$25,257	$15,939	$41,196
Depreciation and amortization and accretion of asset
retirement obligations	26,439	12,569	39,008
Sub-total:	51,696	28,508	80,204
Amortization of actuarial losses	1,336	445	1,781
Equity based compensation	2,895	1,017	3,912
Employee separation charges (1)	1,759	587	2,346
Restructuring charges (2)	1,784	1,197	2,981
Gain on settlements, net (3)	(1,752)	(583)	(2,335)
Adjusted EBITDA	$57,718	$31,171	$88,889

(In thousands)	Competitive	RLEC	Total
For the year ended December 31, 2011
Operating income (loss)	$29,955	$(66,328)	$(36,373)
Depreciation and amortization and accretion of asset
retirement obligations	29,579	13,627	43,206
Sub-total:	59,534	(52,701)	6,833
Asset impairment charges	-	86,295	86,295
Equity based compensation	1,474	909	2,383
Business separation charges (4)	1,019	339	1,358
Acquisition related charges (5)	71	-	71
Adjusted EBITDA	$62,098	$34,842	$96,940

(In thousands)	Competitive	RLEC	Total
For the year ended December 31, 2010
Operating Income	$16,208	$24,921	$41,129
Depreciation and amortization and accretion of asset
retirement obligations	17,272	14,104	31,376
Sub-total:	33,480	39,025	72,505
Equity based compensation	816	713	1,529
Acquisition related charges (5)	3,020	-	3,020
Adjusted EBITDA	$37,316	$39,738	$77,054
(1)

Employee separation charges include employee separation benefits which were provided for in the separation agreements of two executive officers who left the Company in April and December 2012.  These charges are included in corporate operations expense on the condensed consolidated statement of operations.

(2)

In the fourth quarter of 2012, the Company announced a cost reduction plan involving an employee reduction-in-force, consolidation of certain facilities and freezing benefits under certain postretirement plans.  Restructuring charges of $3.0 million were recognized in 2012 in connection with this plan (Note 12).

(3)

The net pre-tax gain on settlements was recognized in the third quarter of 2012 in connection with the settlement of outstanding matters related to a prior acquisition and the settlement of an outstanding lawsuit (Note 13).

(4)

Business Separation charges include audit, legal and other professional fees incurred during the period related to the Company’s separation from NTELOS Holdings Corp. into a separate publicly traded company (Note 1).  These charges are included in corporate operations expense on the statement of operations.

(5)

Acquisition related charges include legal and other professional fees incurred during 2010 and 2011 related to the Company’s acquisition of the FiberNet business from One Communications Corp., which closed on December 1, 2010.

New Reportable Segments [Member]
Segment Reporting Information [Line Items]
Summarized Financial Information Of Reportable Segments

(In thousands)	Strategic Data	Legacy Voice	Access	Corporate (Unallocated)	Total
For the year ended December 31, 2012
Operating revenues	$108,753	$64,403	$33,715	$-	$206,871
Network access costs	21,192	24,228	1,425	-	46,845
Network operating costs	24,222	17,156	4,401	-	45,779
Selling, general and administrative expenses	12,704	7,912	4,742	8,039	33,397
Adjusted EBITDA(1)	50,637	15,107	23,145	-	88,889
Capital expenditures	51,225	469	597	7,590	59,881

For the year ended December 31, 2011
Operating revenues	$93,549	$75,648	$38,217	$-	$207,414
Network access costs	18,042	28,074	1,599	-	47,715
Network operating costs	20,981	20,380	5,203	-	46,564
Selling, general and administrative expenses	7,308	5,906	2,981	3,812	20,007
Adjusted EBITDA(1)	47,218	21,288	28,434	-	96,940
Capital expenditures	27,135	7,045	5,156	22,200	61,536

(1)

The Company evaluates performance based upon Adjusted EBITDA, defined by the Company as net income (loss) attributable to Lumos Networks Corp. before interest, income taxes, depreciation and amortization, accretion of asset retirement obligations, net income attributable to noncontrolling interests, other income or expenses, equity based compensation charges, acquisition related charges, amortization of actuarial losses on retirement plans, employee separation charges, restructuring related charges, gain or loss on settlements and gain or loss on interest rate derivatives.

Old Reportable Segments [Member]
Segment Reporting Information [Line Items]
Summarized Financial Information Of Reportable Segments

(In thousands)	Competitive	RLEC	Eliminations	Total
As of and for the year ended December 31, 2012
Operating revenues	$157,720	$49,151	$-	$206,871

Intersegment revenues (1)	967	4,862	(5,829)	-

Depreciation and amortization	26,341	12,543	-	38,884

Operating income	25,257	15,939	-	41,196

Adjusted EBITDA	57,718	31,171	-	88,889

Capital expenditures	52,582	7,299	-	59,881

Goodwill	100,297	-	-	100,297

Total assets	$402,249	$110,913	$-	$513,162

(In thousands)	Competitive	RLEC	Eliminations	Total
As of and for the year ended December 31, 2011
Operating revenues	$154,397	$53,017	$-	$207,414

Intersegment revenues (1)	644	4,632	(5,276)	-

Depreciation and amortization	29,487	13,603	-	43,090

Operating income (loss)	29,955	(66,328)	-	(36,373)

Adjusted EBITDA	62,098	34,842	-	96,940

Capital expenditures	45,720	15,816	-	61,536

Goodwill	100,297	-	-	100,297

Total assets	$355,979	$142,621	$-	$498,600
(1)

(In thousands)	Competitive	RLEC	Eliminations	Total
For the year ended December 31, 2010
Operating revenues	$88,471	$57,493	$-	$145,964

Intersegment revenues (1)	1,036	4,254	(5,290)	-

Depreciation and amortization	17,263	14,102	-	31,365

Operating income	16,208	24,921	-	41,129

Adjusted EBITDA	37,316	39,738	-	77,054

Capital expenditures	$27,950	$12,304	$-	$40,254
(1)

Intersegment revenues consist primarily of telecommunications services such as local exchange services, inter-city and local transport voice and data services, and leasing of various network elements.  Intersegment revenues are primarily recorded at tariff and prevailing market rates.